Description of the Plan (Details) - EBP 004 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Description of Plan [Line Items]
ESOP, percent investment in company common stock	100.00%
Participant contribution, pretax, maximum annual compensation to total compensation, increment, percentage	1.00%
Employer contribution, noncash	$ 2,400
Disallowed reallocation period following transaction	30 days
Vested (in percentage)	100.00%
Maximum borrowing, amount	$ 50
Note receivable from participant, period preceding loan	1 year
Account balance (in percentage)	50.00%
Primary residence, borrowing term	25 years
Basis spread on variable rate	1.00%
Payment of benefits, monthly installment period	240 months
Involuntary rollover limit	$ 7
Distribution request period	180 days
Minimum
EBP, Description of Plan [Line Items]
Participant contribution, maximum annual compensation to total compensation, percentage	1.00%
General loan, borrowing term	1 year
Maximum
EBP, Description of Plan [Line Items]
Participant contribution, maximum annual compensation to total compensation, percentage	50.00%
General loan, borrowing term	5 years